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<FILENAME>d13fhr.txt
REPORT FOR THE CALENDAR QUARTER, ENDED March 31, 2007

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended March 31, 2007

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOOD HOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2007.

                                    Good Hope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                         1
Form 13 F Information Table Entry Total:         5,125,567
Form 13 F Information Table Value Total: 223,286 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D DOMINION RESOURCES INC/VA D AP PUT              25746U109      135     3000 SH       SOLE                   3000        0        0
D GENERAL ELECTRIC CO GE JAN 37. CALL             369604103     1120     8000 SH       SOLE                   8000        0        0
D MICROSOFT CORP MSFT JAN 27.50  CALL             594918104      401     1500 SH       SOLE                   1500        0        0
D BERKSHIRE HATHAWAY INC DEL     CL B             084670207    14687     4035 SH       SOLE                   4035        0        0
D BRISTOL MYERS SQUIBB CO        COM              110122108     1388    50000 SH       SOLE                  50000        0        0
D CVS CORP                       COM              126650100     7040   206212 SH       SOLE                 206212        0        0
D CITIGROUP INC                  COM              172967101     2567    50000 SH       SOLE                  50000        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    11098   421834 SH       SOLE                 421834        0        0
D COMCAST CORP NEW               CL A             20030N101     8174   315000 SH       SOLE                 315000        0        0
D DOMINION RES INC VA NEW        COM              25746U109    17175   193482 SH       SOLE                 193482        0        0
D ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     3474    80000 SH       SOLE                  80000        0        0
D GENERAL ELECTRIC CO            COM              369604103    15028   425000 SH       SOLE                 425000        0        0
D HILTON HOTELS CORP             COM              432848109     7480   207997 SH       SOLE                 207997        0        0
D ISHARES TR                     20+ YR TRS BD    464287432     4197    47500 SH       SOLE                  47500        0        0
D KROGER CO                      COM              501044101     3531   125000 SH       SOLE                 125000        0        0
D LOCKHEED MARTIN CORP           COM              539830109    11157   115000 SH       SOLE                 115000        0        0
D MEDCO HEALTH SOLUTIONS INC     COM              58405U102     3880    53500 SH       SOLE                  53500        0        0
D MEDTRONIC INC                  COM              585055106     1408    28700 SH       SOLE                  28700        0        0
D MELLON FINL CORP               COM              58551A108    18550   430000 SH       SOLE                 430000        0        0
D MIRANT CORP NEW                COM              60467R100     4572   112994 SH       SOLE                 112994        0        0
D NRG ENERGY INC                 COM NEW          629377508    15309   212500 SH       SOLE                 212500        0        0
D NALCO HOLDING COMPANY          COM              62985Q101    23253   972939 SH       SOLE                 972939        0        0
D NOKIA CORP                     SPONSORED ADR    654902204     2750   120000 SH       SOLE                 120000        0        0
D ST JUDE MED INC                COM              790849103     1407    37400 SH       SOLE                  37400        0        0
D THERMO FISHER SCIENTIFIC INC   COM              883556102     4202    89883 SH       SOLE                  89883        0        0
D UNITED STATES STL CORP NEW     COM              912909108     6446    65000 SH       SOLE                  65000        0        0
D WALGREEN CO                    COM              931422109    13725   299091 SH       SOLE                 299091        0        0
D AMPHENOL CORP NEW              CL A             032095101     7748   120000 SH       SOLE                 120000        0        0
D ANALOG DEVICES INC             COM              032654105    11382   330000 SH       SOLE                 330000        0        0
S REPORT SUMMARY                 29 DATA RECORDS          223286   5125567      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED